RESTRUCTURING AND OTHER SEVERANCE COSTS:	12 Months Ended
Dec. 31, 2011
RESTRUCTURING AND OTHER SEVERANCE COSTS:
RESTRUCTURING AND OTHER SEVERANCE COSTS:

17. RESTRUCTURING AND OTHER SEVERANCE COSTS:

The Company records restructuring liabilities that represent charges incurred in connection with consolidations and cessations of certain of its operations, including operations from acquisitions, as well as headcount reduction programs. These charges consist primarily of severance and facility/entity closure costs. Severance charges are based on various factors including the employee's length of service, contract provisions, salary levels and local governmental legislation. At the time a related charge is recorded, the Company calculates its best estimate based upon detailed analysis. Although significant changes are not expected, actual costs may differ from these estimates.

The following table provides the restructuring and other severance costs for the years ended December31, 2011, 2010 and 2009:

	YearendedDecember31,
($inmillions)	2011	2010	2009
Severance/Relocation	$7.3	$2.3	$2.6
Facility/entity closure and other	3.8	1.3	3.9
Restructuring charge	11.1	3.6	6.5
Other severance costs	3.4	1.4	13.8
Total	$14.5	$5.0	$20.3

For the year ended December31, 2011, the restructuring charges primarily relate to severance and facility/entity closure costs in connection with organizational changes in the Surface Treatment and Performance Additives segments.

All restructuring actions still in progress as of December31, 2011 are expected to be substantially complete within the next twelve months, except for the future manufacturing consolidations of the North American Surface Treatment and Color Pigments businesses. However, payouts of certain liabilities resulting from these and previous actions will take place over several years. Selected information for outstanding liabilities from recent restructuring actions is as follows:

		Facility
	Severance/	Closure
($inmillions)	Relocation	andOther	Total
Liability balance, December31, 2009	$4.2	$3.3	$7.5
Restructuring charge in 2010	2.3	1.3	3.6
Utilized	(2.8)	(2.2)	(5.0)
Foreign exchange and other	(1.0)	(0.3)	(1.3)
Liability balance, December31, 2010	$2.7	$2.1	$4.8
Restructuring charge in 2011 (a)	7.9	3.8	11.7
Utilized	(4.7)	(3.3)	(8.0)
Foreign exchange and other	(0.1)	(0.2)	(0.3)
Liability balance, December31, 2011	$5.8	$2.4	$8.2

(a) Includes $0.6 million of charges recorded in income from discontinued operations, net of tax.

Restructuring reserves by segment are as follows:

	December31,
($inmillions)	2011	2010
Lithium	$1.0	$-
Surface Treatment	4.2	2.2
Performance Additives	0.8	0.2
Advanced Ceramics	0.2	0.5
Corporate and other	2.0	1.9
	$8.2	$4.8